STOCK OPTION RESERVE (Details 1) - I Ox Option Plan [Member] - Unvested Options [Member] - $ / shares		1 Months Ended
	Jan. 08, 2019	Jul. 27, 2022
IfrsStatementLineItems [Line Items]
Risk free interest rate	3.05%	2.83%
Expected volatility	111.00%	112.00%
Expected life	6 years 3 months	5 years 9 months
Fair value of Portage option	$ 9.36	$ 8.38